Interest-bearing loans and borrowings - Bank loans (Details) € in Millions										1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 06, 2022 USD ($) kPI vessel	Jun. 21, 2022 USD ($) kPI	Dec. 02, 2021 USD ($) ship	Apr. 07, 2021 USD ($) extension_option	Sep. 11, 2020 USD ($)	Aug. 28, 2019 USD ($) ship installment	Sep. 07, 2018 USD ($) ship installment	Mar. 22, 2018 USD ($) installment vessel	Apr. 25, 2017 USD ($) installment	Feb. 28, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Jun. 07, 2022	Apr. 07, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Sep. 11, 2020	Sep. 11, 2020 vessel	Sep. 11, 2020 very_large_crude_carrier	Sep. 11, 2020 suezmax_tanker_vessel_type	Jun. 27, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 30, 2017 USD ($)	Dec. 16, 2016 USD ($) ship	Aug. 19, 2015 USD ($) ship	Oct. 13, 2014 USD ($)	Mar. 25, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 1,696,280,000	$ 1,696,280,000	$ 1,712,180,000			$ 1,273,413,000
Periodic payment													429,131,000	395,851,000
Ice Class Suezmax Vessels | Maximum
Disclosure of detailed information about borrowings [line items]
Finance portion of aggregate contract price, percent								70.00%
Ice Class Suezmax Vessels | Vessels
Disclosure of detailed information about borrowings [line items]
Contractual commitments for acquisition of property, plant and equipment, additional option to purchase | vessel								4
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired		50.00%													50.00%
Senior secured amortizing revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount												750,000,000	750,000,000													$ 750,000,000
Borrowings												0	0	0
Facility size												$ 0	$ 0	8,474,000
Senior secured amortizing revolving credit facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate												1.95%	1.95%													1.95%
Senior secured amortizing revolving credit facility | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																										21
Senior secured amortizing revolving credit facility | VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																										4
Senior secured amortizing revolving credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 409,500,000	$ 409,500,000												$ 409,500,000
Borrowings												0	0	65,000,000
Reduction of notional amount of debt										$ 16,300,000	$ 56,900,000	68,600,000
Facility size												$ 0	$ 0	125,880,000
Senior secured amortizing revolving credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate												2.25%	2.25%
Senior secured amortizing revolving credit facility due 2023 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																									11
Senior secured credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount																												$ 500,000,000
Senior secured credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																												2.25%
Secured vessels Revolving loan due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 377,000,000											$ 377,000,000.0	$ 377,000,000.0												$ 377,000,000
Borrowings												40,000,000	40,000,000	0
Margin rate	0.10%
Facility size												$ 288,276,000	$ 288,276,000	0
Number of vessels used as collateral | vessel												8	8
Number of new items financed | vessel	2
Number of sustainability KPIs | kPI	3
Secured vessels Revolving loan due 2028 | SOFR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.90%											1.90%	1.90%
Senior Secured Amortizing Loan Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																								$ 110,000,000
Korean Export Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 108,500,000
Borrowings												$ 68,700,000	$ 68,700,000	76,000,000
Borrowings term									12 years
Number of installment payments | installment									24
Frequency of installment payments									6 months
Periodic payment									$ 3,600,000
Balloon installment to be paid									21,700,000
Borrowing costs capitalised									$ 3,200,000
Repayment notification term									180 days
Commercial Tranche Due 2029 With Margin Rate1.95
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 27,100,000			27,100,000	27,100,000
Borrowings												24,650,000	24,650,000	25,102,000
Margin rate									1.95%
Facility size												$ 24,650,000	$ 24,650,000	25,102,000
Commercial Tranche Due 2029 With Margin Rate1.95 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate												1.95%	1.95%
Insured Tranche Due 2029 With Margin Rate 1.50
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 81,400,000			$ 81,400,000	$ 81,400,000
Borrowings												44,098,000	44,098,000	50,883,000
Margin rate									1.50%
Facility size												$ 44,098,000	$ 44,098,000	50,883,000
Insured Tranche Due 2029 With Margin Rate 1.50 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate												1.50%	1.50%
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 200,000,000																$ 220,000,000
Number of installment payments | installment							12
Frequency of installment payments							6 months
Borrowing costs capitalised								$ 1,600,000
Repayment notification term								13 months
Number of vessels used as collateral | ship							9
Debt instrument, expected future payment							$ 55,000,000
Senior Secured Loans | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate							2.00%
Senior Secured Loans | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 117,000,000	$ 117,000,000	130,300,000
Facility size								$ 173,600,000
Senior Secured Credit Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 69,400,000
Number of installment payments | installment								24
Periodic payment								$ 600,000
Balloon installment to be paid								$ 3,500,000
Senior Secured Credit Facility - Commercial Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								2.00%
Senior Secured Credit Facility - ECA Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 104,200,000
Number of installment payments | installment								24
Periodic payment								$ 1,100,000
Senior Secured Credit Facility - ECA Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								2.00%
Senior Secured Loan Facility
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 633,500,000	$ 581,000,000
Secured loan due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount							67,500,000
Secured loan due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 76,000,000
Secured vessels Revolving loan due 2025
Disclosure of detailed information about borrowings [line items]
Notional amount												200,000,000.0	200,000,000.0
Borrowings												90,000,000	90,000,000	55,000,000
Facility size												$ 97,376,000	$ 97,376,000	123,032,000
Secured vessels Revolving loan due 2025 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate												2.00%	2.00%
Secured vessels Revolving loan due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 150,000,000																		$ 100,000,000
Borrowings																	0
Secured vessels Revolving loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																						2.10%
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 700,000,000						$ 700,000,000.0	$ 700,000,000.0
Borrowings												470,000,000	470,000,000	370,000,000
Facility size												$ 553,480,000	$ 553,480,000	602,320,000
Secured vessels Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate						1.95%						1.95%	1.95%
Secured vessels Revolving loan due 2026 | Gener8 Maritime, Inc.
Disclosure of detailed information about borrowings [line items]
Number of installment payments | installment						12
Number of vessels used as collateral | ship						13
Debt instrument, final repayment						$ 407,000,000
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 713,000,000							$ 713,000,000.0	$ 713,000,000.0				$ 713,000,000
Borrowings												350,756,000	350,756,000	524,135,000
Margin rate																		0.05%
Facility size												$ 582,876,000	$ 582,876,000	649,695,000
Number of vessels used as collateral																			16	13	3
Number of vessels used as collateral, under construction | very_large_crude_carrier																				4
Secured vessels Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate												2.30%	2.30%					2.35%
Revolving credit facility due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 469,000,000
Reduced interest coupon					0.05%
Senior secured credit facility due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount																											$ 340,000,000
Term loan facility due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 244,000,000
Unsecured Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 100,000,000												€ 80
Borrowings												$ 0	$ 0	0
Borrowings term				3 years
Number of extension options | extension_option				2
Extension period				1 year
Secured vessels loan due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 73,450,000									73,450,000	73,450,000
Borrowings												71,155,000	71,155,000	0
Borrowings term			6 years
Facility size												$ 71,155,000	$ 71,155,000	0
Reduced interest coupon			0.05%
Number of new items financed | ship			2
Integrated sustainability component, percent			41.00%
Secured vessels loan due 2028 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate												1.80%	1.80%
Secured FSO loan due 2030
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 150,000,000										$ 150,000,000	$ 150,000,000
Borrowings												141,747,000	141,747,000	0
Margin rate		2.15%
Facility size												$ 141,747,000	$ 141,747,000	$ 0
Borrowings, adjustment to interest rate basis, margin		0.10%
Number of sustainability KPIs | kPI		2
Borrowings, maturity		7.75
Secured FSO loan due 2030 | SOFR
Disclosure of detailed information about borrowings [line items]
Margin rate												2.15%	2.15%
$307 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 307,000,000
$70.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	70,000,000
Upsize term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount	0
Upsize term loan facility | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 70,000,000